Average Annual Total Returns{- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - IT Services Portfolio	IT Services Portfolio-Default Return Before Taxes Past 1 year	IT Services Portfolio-Default Return Before Taxes Past 5 years	IT Services Portfolio-Default Return Before Taxes Past 10 years	IT Services Portfolio-Default After Taxes on Distributions Past 1 year	IT Services Portfolio-Default After Taxes on Distributions Past 5 years	IT Services Portfolio-Default After Taxes on Distributions Past 10 years	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	IT Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1517 Past 1 year	F1517 Past 5 years	F1517 Past 10 years
Total	31.41%	22.42%	20.02%	29.76%	21.50%	19.06%	19.66%	18.22%	16.91%	18.40%	15.22%	13.88%	25.76%	21.45%	18.76%